Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
June 18, 2012
Prospectus

Strategic Advisers Income Opportunities Fund of Funds is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

ODF-12-01  December 18, 2012
1.954795.100

Supplement to the

Strategic Advisers® Income Opportunities Fund of Funds (FSADX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

June 18, 2012

Strategic Advisers Income Opportunities Fund of Funds is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

ODFB-12-01  December 18, 2012
1.954796.100